Intangible Assets and Impairment of Long-Lived Assets (Details) - Schedule of future amortization related to intangible assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Future Amortization Related to Intangible Assets [Abstract]
2023	$ 109,489
2024	109,489
2025	109,489
2026	109,489
2027	109,489
Thereafter	1,111,413
Total	$ 1,658,858	$ 1,948,913